Property and Equipment	9 Months Ended
Sep. 30, 2014
Property and Equipment
3.	Property and Equipment

Property and equipment consists of computer equipment and software, which is depreciated over the estimated useful lives of the assets, ranging from three to five years. Depreciation and amortization expense was not material for all periods presented.